Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	284,900,542.52	18,643
Yield Supplement Overcollateralization Amount 08/31/20	14,116,120.15	0
Receivables Balance 08/31/20	299,016,662.67	18,643
Principal Payments	14,789,901.95	459
Defaulted Receivables	279,107.74	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	13,094,662.87	0
Pool Balance at 09/30/20	270,852,990.11	18,170

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.22%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,768,239.79	139
Past Due 61-90 days	829,024.71	45
Past Due 91-120 days	141,768.50	8
Past Due 121+ days	0.00	0
Total	3,739,033.00	192

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	268,600.38
Aggregate Net Losses/(Gains) - September 2020	10,507.36
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.04%
Prior Net Losses Ratio	-0.37%
Second Prior Net Losses Ratio	0.57%
Third Prior Net Losses Ratio	0.85%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.95%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	37.85

Flow of Funds	$ Amount

Collections	18,429,839.44
Investment Earnings on Cash Accounts	252.31
Servicing Fee(1)	(249,180.55)
Transfer to Collection Account	0.00
Available Funds	18,180,911.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	612,762.82
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,876,133.52
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	848,822.30
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	18,180,911.20

Servicing Fee	249,180.55
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 09/15/20	276,729,123.63
Principal Paid	14,047,552.41
Note Balance @ 10/15/20	262,681,571.22

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-3
Note Balance @ 09/15/20	180,489,123.63
Principal Paid	14,047,552.41
Note Balance @ 10/15/20	166,441,571.22
Note Factor @ 10/15/20	61.0123062%

Class A-4
Note Balance @ 09/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	71,720,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	24,520,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	677,536.49
Total Principal Paid	14,047,552.41
Total Paid	14,725,088.90

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	431,669.82
Principal Paid	14,047,552.41
Total Paid to A-3 Holders	14,479,222.23

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8439247
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.4973250
Total Distribution Amount	18.3412497

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5823674
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.4939604
Total A-3 Distribution Amount	53.0763278

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	418.30
Noteholders' Principal Distributable Amount	581.70

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/20	2,042,854.72
Investment Earnings	83.73
Investment Earnings Paid	(83.73)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,193,883.41	$1,356,584.81	$3,554,223.03
Number of Extensions	60	65	170
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.43%	1.08%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.